As filed with the Securities and Exchange Commission on May 29, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22570

Brookfield Global Listed Infrastructure Income Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Kim G. Redding, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

800-497-3746
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2013
	Shares	Value
COMMON STOCKS - 119.5%
AUSTRALIA - 15.0%
Airports - 4.9%
Sydney Airport 1,3	2,608,200	$8,914,161
Oil & Gas Storage & Transportation - 3.8%
APA Group 1,3	1,121,000	6,974,755
Transmission & Distribution - 6.3%
Spark Infrastructure Group 1,3	6,641,100	11,499,893
Total AUSTRALIA		27,388,809
BRAZIL - 7.6%
Infrastructure - Diversified - 1.0%
AES Tiete SA 1	187,000	1,813,782
Transmission & Distribution - 6.6%
Tractebel Energia SA 1	117,400	2,010,745
Transmissora Alianca de Energia Eletrica SA 1	908,400	10,056,122
Total Transmission & Distribution		12,066,867
Total BRAZIL		13,880,649
CANADA - 16.2%
Oil & Gas Storage & Transportation - 16.2%
Enbridge, Inc. 1,3	88,706	4,128,377
Gibson Energy, Inc. 1	99,900	2,584,409
Gibson Energy, Inc. 1,5	202,600	5,241,254
Keyera Corp. 1,3	87,700	4,928,674
Pembina Pipeline Corp. 1,3	142,600	4,506,039
TransCanada Corp. 1,3	93,250	4,465,743
Veresen, Inc. 1	298,400	3,806,924
Total Oil & Gas Storage & Transportation		29,661,420
Total CANADA		29,661,420
FRANCE - 4.2%
Infrastructure - Diversified - 4.2%
GDF Suez 1,3	397,000	7,626,765
Total FRANCE		7,626,765
GERMANY - 3.7%
Infrastructure - Diversified - 3.7%
RWE AG 1	181,500	6,775,567
Total GERMANY		6,775,567
HONG KONG - 8.1%
Ports - 8.1%
Hutchison Port Holdings Trust 1	17,281,100	14,744,546
Total HONG KONG		14,744,546
ITALY - 4.5%
Oil & Gas Storage & Transportation - 3.2%
Snam SpA 1,3	1,262,800	5,768,760
Transmission & Distribution - 1.3%
Terna Rete Elettrica Nazionale SpA 1	582,900	2,419,375
Total ITALY		8,188,135
MEXICO - 0.7%
Oil & Gas Storage & Transportation - 0.7%
Infraestructura Energetica Nova S.A.B. de C.V. 1,2	380,300	1,211,583
Total MEXICO		1,211,583

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2013
	Shares	Value
COMMON STOCKS (continued)
PORTUGAL - 2.7%
Transmission & Distribution - 2.7%
Redes Energeticas Nacionais SA 1	1,695,281	$4,889,481
Total PORTUGAL		4,889,481
SPAIN - 4.2%
Oil & Gas Storage & Transportation - 3.0%
Enagas SA 1,3	234,905	5,478,529
Toll Roads - 1.2%
Abertis Infraestructuras SA 1	134,190	2,260,942
Total SPAIN		7,739,471
UNITED KINGDOM - 6.1%
Transmission & Distribution - 4.9%
National Grid PLC 1,3	155,000	8,991,550
Water - 1.2%
United Utilities Group PLC 1,3	203,850	2,196,885
Total UNITED KINGDOM		11,188,435
UNITED STATES - 46.5%
Infrastructure - Communications - 2.6%
American Tower Corp.	61,800	4,753,656
Infrastructure - Diversified - 5.1%
CenterPoint Energy, Inc. 3	199,900	4,789,604
Hi-Crush Partners L.P.	238,400	4,446,160
Total Infrastructure - Diversified		9,235,764
Oil & Gas Storage & Transportation - 37.1%
Boardwalk Pipeline Partners L.P.	189,300	5,548,383
Enbridge Energy Management LLC 2	180,407	5,451,898
Energy Transfer Equity L.P.	49,500	2,894,760
EQT Midstream Partners L.P.	86,500	3,356,200
Exterran Partners L.P.	322,300	8,466,821
Inergy L.P. 3	185,100	3,781,593
Kinder Morgan Management LLC 2,3	132,599	11,648,816
MPLX L.P.	96,600	3,617,670
NuStar Energy L.P.	143,300	7,643,622
NuStar GP Holdings LLC	79,300	2,577,250
PAA Natural Gas Storage L.P. 3	174,300	3,728,277
Summit Midstream Partners L.P. 3	217,900	6,020,577
The Williams Companies, Inc.	31,300	1,172,498
Williams Partners L.P.	37,400	1,937,320
Total Oil & Gas Storage & Transportation		67,845,685
Real Estate Operator/Developer - 1.7%
CorEnergy Infrastructure Trust	450,000	3,069,000
Total UNITED STATES		84,904,105
Total COMMON STOCKS
(Cost $182,243,620)		218,198,966

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2013
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
CORPORATE BONDS - 1.7%
AUSTRALIA - 1.7%
Oil & Gas Storage & Transportation - 1.7%
APT Pipelines Ltd. 1,4	7.55%	09/30/72	AUD 2,919	$3,179,231
Total AUSTRALIA				3,179,231
Total CORPORATE BONDS
(Cost $3,066,337)				3,179,231
Total Investments - 121.2%
(Cost $185,309,957)				221,378,197
Liabilities in Excess of Other Assets - (21.2)%				(38,721,925)
TOTAL NET ASSETS - 100.0%				$182,656,272

The following notes should be read in conjunction with the accompanying Schedule of Investments.
AUD - Australian Dollar
1 - Foreign security or a U.S. security of a foreign company.
2 - Non-income producing security.
3 - Portion or entire amount pledged as collateral for credit facility.
4 - Variable rate security - Interest rate shown is the rate in effect as of March 31, 2013.
5 - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2013, the total value of all such investments was $5,241,254 or 2.9% of net assets.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from at least two active and reliable market makers in any such security.  If quotes cannot be obtained from two active and reliable market makers then the securities may be priced using a quote obtained from a single active market maker. Short-term debt securities with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value, in which case these securities will be fair valued as determined by the Adviser’s Valuation Committee.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Funds’ Board of Trustees. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Adviser.  Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.  If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Adviser’s Valuation Committee.  The Valuation Committee is comprised of senior members of the Adviser’s management team.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments
• Level 2 –
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of March 31, 2013:

____________

*Other financial instruments include written option contracts.

For further information regarding security characteristics, see the Schedule of Investments.

The fair value of the Fund’s credit facility, which qualifies as a financial instrument under FASB Accounting Standards Codification (“ASC”) 820 “Disclosures about Fair Values of Financial Instruments”, approximates the carrying amount of $53,000,000. As of March 31, 2013 this financial instrument is categorized as a Level 2 within the disclosure hierarchy.

During the period ended March 31, 2013, the Fund did not invest in any Level 3 securities and did not have any transfers between Level 1 and Level 2.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Option Contracts: The Fund may purchase or sell (i.e., write) options on securities, securities indices and foreign currencies which are listed on a national securities exchange or traded in the over-the-counter market to hedge the value of the Fund’s portfolio or, as a means of achieving additional return.

A call option is a contract that gives the holder of the option the right to buy from the writer of the option, in return for a premium, the security or currency underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation, upon exercise of the option, to deliver the underlying security or currency upon payment of the exercise price during the option period.

A put option is a contract that gives the holder of the option the right, in return for a premium, to sell to the seller the underlying security at a specified price. The seller of the put option has the obligation to buy the underlying security upon exercise at the exercise price.

A call option is “covered” if the Fund owns the underlying instrument covered by the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other instruments held in its portfolio. A call option is also covered if the Fund holds a call option on the same instrument as the call option written where the exercise price of the call option held is (i) equal to or less than the exercise price of the call option written or (ii) greater than the exercise price of the call option written if the difference is maintained by the Fund in cash, U.S. government securities or other high-grade short-term obligations in a segregated account with its custodian. A call option is “uncovered” if the underlying security covered by the call is not held by the Fund. A put option is “covered” if the Fund maintains cash or other liquid securities with a value equal to the exercise price in a segregated account with its custodian, or else holds a put option on the same instrument as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written.

If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option, or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option, or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date of the option. Gains and losses on investments in options depend, in part, on the ability of the Adviser to correctly predict the effect of these factors. The use of options cannot serve as a complete hedge since the price movement of securities underlying the options will not necessarily follow the price movements of the portfolio securities subject to the hedge.

As of March 31, 2013, the following option contracts were outstanding:

Call Options Written:

The premium amount and the number of written option contracts during the period ended March 31, 2013 were as follows:

The average notional value of written options during the year ended March 31, 2013 was $7,483,950.

Credit facility: The Fund, with the approval of its Board of Directors, including its independent Directors, has entered into a financing package that includes a Commitment Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. that allows the Fund to borrow up to an initial limit of up to 33 1/3% of its Managed Assets. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account. Interest is charged at the 3 month LIBOR (London Inter-bank Offered Rate) plus 0.70% on the amount borrowed and 0.70% on the undrawn amount.

For the period ended March 31, 2013, the average interest rate paid under the line of credit was 0.96% of the total line of credit amount available for the Fund.

Total line of credit amount available	$63,000,000
Line of credit outstanding at March 31, 2013	53,000,000
Line of credit amount unused at March 31, 2013	10,000,000
Average balance outstanding during the period	53,000,000
Interest expense incurred on line of credit during the period	148,791

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at March 31, 2013 was as follows: cost of investments $185,309,957.  Net unrealized appreciation was $36,068,240 (gross unrealized appreciation - $39,981,915; gross unrealized depreciation - $3,913,675).

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Global Listed Infrastructure Income Fund Inc.

By (Signature and Title)                      /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:   May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Kim G. Redding
Kim G. Redding
President and Principal Executive Officer

Date:   May 29, 2013

By (Signature and Title)*                    /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:   May 29, 2013

* Print the name and title of each signing officer under his or her signature.